Leases - Lease cost (Details) - USD ($) $ in Millions	12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2023
Leases [Abstract]
Operating lease cost	$ 111	$ 108	$ 124
Variable lease cost	22	23	20
Sublease income	(10)	(11)	(12)
Total net lease cost	$ 123	$ 120	$ 132